Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of outstanding warrants to shareholders
Outstanding and exercisable warrants	Weighted average exercise price of outstanding warrants	Weighted average Remaining contractual life (years)
300,000	3.30	2.82

Schedule of stock option activity

	2019		2018		2017
	Number of options	Weighted- average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted- average exercise price

Outstanding - beginning of year	320,875	$2.59	314,125	$3.39	252,670	$6.21
Changes during the year:
Granted	95,000	$2.13	108,000	$2.39	75,000	$2.13
Exercised	(125,195)	$2.52	-	$-	-	$-
Forfeited	(43,806)	$3.65	(101,250)	$4.85	(13,545)	$49.09

Outstanding - year end	246,874	$2.26	320,875	$2.59	314,125	$3.39

Vested and expected to vest	148,498	$2.41	167,874	$2.90	192,584	$4.10
Exercisable at year end	79,372	$2.38	157,874	$2.89	182,584	$4.17

Schedule of options granted to employees and directors
				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	Contractual
	as of	remaining	as of	life of options
Exercise	December 31,	contractual	December 31,	exercisable
Price	2019	life (years)	2019	(years)

2.118	87,500	4.83	-	-
2.126	9,999	1.86	9,999	1.86
2.131	45,002	2.93	22,501	2.93
2.287	7,500	4.08	-	-
2.388	83,500	3.19	33,499	2.67
2.960	13,373	0.81	13,373	0.81

Grand Total	246,874	3.02	79,372	1.93